Intangible Assets, Net (Tables)	9 Months Ended
Sep. 30, 2016
Intangible Assets, Net [Abstract]
Schedule of intangible assets

	September 30,	December 31,
	2016	2015
	Unaudited
Original amount:
Acquired technology	$1,566	$1,566
Customer relationships	2,614	-
Non-competition agreement	265	-
	4,445	1,566
Accumulated amortization:
Acquired technology	713	543
Customer relationships	130	-
Non-competition agreement	16	-
	859	543
Other intangible assets ,net:
Acquired technology	853	1,023
Customer relationships	2,484	-
Non-competition agreement	249	-

	$3,586	$1,023

Summary of future amortization expense
Year ending December 31,
2016	$201
2017	689
2018	689
2019	689

Thereafter	1,318

$3,586